Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 92,718		$ 273,688		$ 73,201
Cost of revenue	(61,988)		(147,574)
Gross Profit	30,730		126,114		73,201
Other income
Unrealised gain from foreign exchange		1,533		1,841	8,414
Other income	98	7,267	197	7,276	7,461
Total other income	98	8,800	197	9,117	15,875
Operating expenses:
Selling and distribution expenses	(10,809)		(12,529)
General and administrative expenses	(149,065)	(34,182)	(527,132)	(157,927)	(413,574)	(4,425)
Realised loss from foreign exchange			(3,940)		(6,185)	(4,577)
Unrealised loss from foreign exchange	(167)		(728)
Total operating expenses	(160,041)	(34,182)	(544,329)	(157,927)	(419,759)	(9,002)
Loss from operations					(330,683)	(9,002)
Finance cost	(6,977)		(7,108)
(LOSS) BEFORE INCOME TAX	(136,190)	(25,382)	(425,126)	(148,810)	(330,683)	(9,002)
INCOME TAX PROVISION
NET (LOSS)	(136,190)	(25,382)	(425,126)	(148,810)	(330,683)	(9,002)
Other comprehensive loss:
- Foreign exchange translation adjustment	32,315	237	(33,470)	347	(8,072)	(107)
Total comprehensive loss for the period	(103,875)	(25,145)	(458,596)	(148,463)	(338,755)	(9,109)
Total comprehensive loss for the period:
Owners of the Company	(133,455)	(25,382)	(452,929)	(148,810)	(333,871)	(9,002)
Non-controlling interests	(2,735)		27,803		3,188
Total comprehensive loss for the period attributable to:
Owners of the Company	(100,487)	(25,145)	(485,630)	(148,463)	(341,717)	(9,109)
Non-controlling interests	$ (3,388)		$ 27,034		$ 2,962
Weighted average number of common shares outstanding – Basic and diluted	229,000,001	228,874,286	229,000,001	183,313,981	206,846,971	27
Net (loss) per share, basic and diluted:	$ (0.0006)	$ (0.0001)	$ (0.0019)	$ (0.0008)	$ (0.0016)	$ (333.4074)